Due to Related Parties (Tables)	3 Months Ended
Feb. 28, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions
	February 28,	November 30,
	2019	2018
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly (“2013 Debenture”)	$1,050,000	$1,350,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, Payable monthly (“2018 Debenture”)	$448,295	$440,358
	$1,498,295	$1,790,358